Yorktown Multi-Sector Bond Fund
Schedule of Investments
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 44.88%
Communications — 2.10%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 968,609
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 868,642
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 832,604
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 427,567
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 888,733
Verizon Communications, Inc., 2.85%, 9/3/2041 1,000,000 712,007
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 866,995
Vodafone Group PLC, 4.13%, 6/4/2081 (H15T5Y + 276.7bps)
(b)
1,000,000 900,063
Warnermedia Holdings, Inc., 5.14%, 3/15/2052 1,000,000 753,697
7,218,917
Consumer Discretionary — 3.75%
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,908,066
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 1,002,321
Ford Motor Co., Class B, 3.25%, 2/12/2032 500,000 418,461
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 2,000,000 1,962,185
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,786,453
Home Depot, Inc. (The), 4.95%, 9/15/2052 1,000,000 944,888
Home Depot, Inc. (The), 5.30%, 6/25/2054 1,000,000 994,365
Lowe's Cos, Inc., 5.63%, 4/15/2053 1,000,000 991,902
McDonald's Corp., 5.45%, 8/14/2053 2,000,000 1,979,290
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 906,643
12,894,574
Consumer Staples — 3.89%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 96,417
Coca-Cola Co. (The), 4.65%, 8/14/2034 1,000,000 985,079
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 421,364
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 432,155
JBS USA LUX SA, 5.50%, 1/15/2030 1,000,000 998,574
JBS USA LUX SA, 3.75%, 12/1/2031 250,000 223,799
JBS USA LUX SA, 3.63%, 1/15/2032 500,000 441,674
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 279,393
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 838,624
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 894,741
Kroger Co/The, 5.00%, 9/15/2034 1,000,000 983,990
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
2,000,000 1,698,013
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 819,687
PepsiCo, Inc., 5.25%, 7/17/2054 1,000,000 1,005,415
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 468,499
Pilgrim's Pride Corp., 4.25%, 4/15/2031 1,000,000 930,540
Target Corp., 4.50%, 9/15/2034 1,000,000 968,737
Walmart, Inc., 4.50%, 4/15/2053 1,000,000 911,184
13,397,885
Financials — 20.46%
American Express Co., 3.55%, Perpetual (H15T5Y + 285.4bps)
(b)
1,000,000 949,047
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 1,017,461

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 +
387.0bps)
(b)
$ 800,000 $ 774,105
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y
+ 519.2bps)
(b)
1,000,000 1,002,716
Bank of America Corp., 4.38%, Perpetual (H15T5Y + 276.0bps)
(b)
2,000,000 1,931,403
Bank of New York Mellon Corp. (The), Series F, 4.63%, 12/20/2049
(TSFR3M + 339.26bps)
(b)
1,000,000 986,336
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)
(b)
1,000,000 1,059,006
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,975,411
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)
(b)
1,500,000 1,476,504
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)
(b)
1,000,000 1,102,879
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)
(b)
2,000,000 1,866,395
BNP Paribas SA, 8.00%, Perpetual (H15T5Y +372.70bps)
(a),(b)
2,000,000 2,084,792
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 2,097,393
Citadel Finance LLC, 3.38%, 3/9/2026
(a)
2,000,000 1,944,292
Citigroup, Inc., 3.88%, Perpetual (H15T5Y + 341.7bps)
(b)
1,000,000 968,960
Citigroup, Inc., 4.15%, Perpetual (H15T5Y + 300.0bps)
(b)
2,000,000 1,917,867
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)
(b)
1,000,000 994,753
Citigroup, Inc., 7.13%, Perpetual (H15T5Y + 269.3bps)
(b)
1,000,000 1,029,888
Credit Agricole SA, MTN, 4.75%, Perpetual (H15T5Y + 323.7bps)
(a),(b)
1,000,000 899,607
FedNat Holding Co., 7.75%, 3/15/2029
(c),(d)
2,400,000 148,560
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,893,829
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 196,840
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)
(a),(b)
1,000,000 959,553
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049
(b)
1,000,000 994,356
Goldman Sachs Group, Inc. (The), 7.50%, Perpetual (H15T5Y +
280.90bps)
(b)
1,000,000 1,051,048
HSBC Holdings PLC, 8.00%, Perpetual (H15T5Y + 385.8bps)
(b)
1,000,000 1,051,758
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.2bps)
(b)
1,000,000 813,514
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps) 1,000,000 989,509
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
2,000,000 2,003,194
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)
(b)
1,000,000 997,704
JPMorgan Chase & Co., 6.88%, Perpetual (H15T5Y + 273.7bps) 1,000,000 1,059,181
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 350,923
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
1,000,000 658,739
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 2,022,017
Lloyds Banking Group PLC, 8.00%, Perpetual (H15T5Y + 391.3bps)
(b)
1,000,000 1,044,659
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 916,883
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 702,381
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 774,444
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.2bps)
(a)
1,000,000 867,764
Nordea Bank Abp, 6.30%, Perpetual
(a)
1,000,000 958,607
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 347,913
Pacific LifeCorp., 5.40%, 9/15/2052
(a)
1,000,000 972,700
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)
(b)
2,000,000 2,107,966
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
2,000,000 1,960,041
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a),(b)
1,393,000 1,200,864

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a),(b)
$ 1,000,000 $ 909,613
Societe Generale SA, 8.50%, Perpetual (H15T5Y + 415.30bps)
(a),(b)
2,000,000 2,005,301
Societe Generale SA, 10.00%, Perpetual (H15T5Y + 544.80bps)
(a),(b)
1,000,000 1,068,034
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)
(a)
2,000,000 1,772,618
State Street Corp., 6.70%, 12/31/2049
(b)
1,000,000 1,032,014
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)
(b)
1,000,000 1,056,155
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)
(b)
1,000,000 1,025,961
UBS Group AG, 4.38%, Perpetual (H15T5Y + 331.3bps)
(a),(b)
1,000,000 847,700
UBS Group AG, 7.75%, Perpetual (USISSO05 + 416bps)
(a),(b)
1,000,000 1,050,879
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 1,993,674
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 482,631
US Bancorp, 5.30%, Perpetual (TSFR3M + 317.6bps) 1,000,000 989,921
Wells Fargo & Co, Series EE, 7.63%, Perpetual (H15T5Y + 360.6bps)
(b)
1,000,000 1,077,294
Wells Fargo & Co., Series BB, 3.90%, Perpetual (H15T5Y + 345.3bps)
(b)
1,000,000 969,108
Wells Fargo & Co., 6.85%, Perpetual (H15T5Y + 276.7bps)
(b)
1,000,000 1,033,513
70,438,178
Health Care — 0.22%
Viatris, Inc., 3.85%, 6/22/2040 1,000,000 750,399
Industrials — 5.14%
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 968,194
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
998,419 991,296
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 820,000 761,781
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 2,000,000 1,755,183
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054 1,000,000 983,233
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055 1,000,000 1,023,378
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 861,819
Canadian Pacific Railway Co., 3.10%, 12/2/2051 1,000,000 677,836
CSX Corp., 5.50%, 4/15/2041 1,000,000 1,019,395
Honeywell International, Inc., 5.25%, 3/1/2054 1,000,000 999,384
Norfolk Southern Corp., 5.05%, 8/1/2030 500,000 507,181
Norfolk Southern Corp., 4.55%, 6/1/2053 1,000,000 866,044
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 425,080
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 771,999
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 665,005
Union Pacific Corp., 3.50%, 2/14/2053 1,000,000 737,093
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 400,463 392,560
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 399,863 396,568
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 645,032 592,789
United Parcel Service, Inc., 5.50%, 5/22/2054 1,000,000 1,021,152
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,284,089 1,278,528
17,695,498
Materials — 1.24%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 993,551
Ball Corp., 2.88%, 8/15/2030 1,000,000 871,038

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Bemis Co., Inc., 2.63%, 6/19/2030 $ 500,000 $ 440,366
Berry Global, Inc., 5.63%, 7/15/2027
(a)
1,000,000 999,171
Berry Global, Inc., 5.80%, 6/15/2031
(a)
500,000 507,530
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 455,305
4,266,961
Real Estate — 0.62%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 963,899
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 967,821
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 193,703
2,125,423
Technology — 3.58%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 960,004
Broadcom, Inc., 4.15%, 11/15/2030 500,000 480,002
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 830,242
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 787,094
Dell International LLC / EMC Corp., 4.85%, 2/1/2035 1,000,000 961,029
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 1,000,000 970,778
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,579,017
Jabil, Inc., 3.00%, 1/15/2031 1,000,000 882,602
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 417,355
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 703,193
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,000,000 947,446
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 1,000,000 856,005
Oracle Corp., 4.70%, 9/27/2034 1,000,000 961,924
12,336,691
Utilities — 3.88%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 430,741
Ameren Illinois Co., 4.95%, 6/1/2033 1,000,000 999,446
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 730,217
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 759,510
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)
(b)
1,000,000 975,904
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034
(a)
1,000,000 988,598
Duke Energy Ohio, Inc., 5.55%, 3/15/2054 1,000,000 1,005,391
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 608,843
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 700,628
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 961,187
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 398,068
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 349,368
PPL Electric Utilities Corp., 5.25%, 5/15/2053 1,000,000 987,856
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 915,328
Southern Co. (The), 4.85%, 3/15/2035 1,000,000 973,285
Union Electric Co., 3.90%, 4/1/2052 750,000 594,449
Union Electric Co., 5.25%, 1/15/2054 1,000,000 975,246
13,354,065
Total Corporate Bonds and Notes
(Cost $164,099,216) 154,478,591

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 21.16%
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(a)
$ 768,030 $ 762,426
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
MTN, 2.54%, 7/13/2027
(a)
2,000,000 1,985,739
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
MTN, 2.56%, 11/15/2027
(a)
3,000,000 2,966,511
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(a)
732,834 727,218
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
MTN, 3.12%, 2/14/2028
(a)
1,000,000 993,006
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 746,405
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D,
5.97%, 10/20/2031
(a)
310,000 313,649
CARLYLE US CLO 2017-3 Ltd, Series 3A, Class BR2, 6.92%, 10/21/2037
(TSFR3M + 178bps)
(a)
1,000,000 1,000,016
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
639,674 633,197
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
2,226,079 2,112,457
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028
(a)
1,500,000 1,434,293
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,250,000 1,209,336
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C,
4.02%, 12/17/2029
(a)
1,000,000 976,996
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029
(a)
1,000,000 961,387
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%,
9/23/2030
(a)
250,000 253,287
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031
(a)
500,000 498,042
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(a)
766,060 689,962
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028
(a)
1,000,000 979,059
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028
(a)
1,000,000 965,475
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 983,288
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 987,984
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026
(a)
233,755 231,686
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/2027
(a)
48,931 48,659
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029
(a)
223,113 222,352
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031
(a)
500,000 505,428
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%,
1/17/2028
(a)
2,000,000 1,934,556

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
$ 3,155,000 $ 3,090,057
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%,
7/17/2028 1,000,000 992,537
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
1,000,000 971,120
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 955,082
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%,
10/15/2029
(a)
2,000,000 1,929,689
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
1,840,000 1,768,142
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027
(a)
1,000,000 943,314
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 1,066,425
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 493,908
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
1,000,000 973,919
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
1,000,000 1,004,616
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
700,390 633,450
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040
(a)
272,750 256,414
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%,
1/18/2028
(a)
2,750,000 2,702,874
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%,
10/16/2028
(a)
1,000,000 968,396
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%,
10/16/2028
(a)
1,000,000 967,419
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 975,491
Golden Credit Card Trust, Series 2021-1A, Class B, MTN, 1.44%, 8/15/2028
(a)
1,000,000 940,853
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048
(a)
378,000 292,922
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048
(a)
688,843 401,046
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
235,297 212,479
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032
(a)
500,000 507,003
HPEFS Equipment Trust 2024-1, Series 2024-1A, Class D, 5.82%,
12/22/2031
(a)
1,000,000 1,013,840
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051
(a)
868,802 803,553
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
785,059 568,786
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
852,630 590,827
Mariner Finance Issuance Trust 2024-A, Series 2024-AA, Class A, 5.13%,
9/22/2036
(a)
2,000,000 2,010,137
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
543,999 448,372
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(a)
128,734 94,019
NMEF Funding 2024-A LLC, Series A, Class B, 5.32%, 12/15/2031
(a)
1,000,000 997,217
NMEF Funding 2024-A LLC, Series 2024-A, Class A, 6.33%, 12/15/2031
(a)
500,000 498,544

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/2028
(a)
$ 188,101 $ 186,197
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,000,000 1,019,822
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 1,041,575
Pagaya AI Debt Grantor Trust 2024-5, Series 2025, Class A, 6.28%,
10/15/2031
(a)
691,744 697,452
Post Road Equipment Finance 2024-1 LLC, Series 2024-1A, Class C, MTN,
5.81%, 10/15/2030
(a)
160,000 161,730
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028
(a)
1,365,000 1,359,113
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 6.67%, 4/20/2034
(TSFR3M + 241.2bps) 1,000,000 1,000,192
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 7.03%, 1/15/2034
(TSFR3M + 201.2bps)
(a),(b)
1,000,000 1,002,026
SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.92%, 7/20/2029
(a)
567,103 561,884
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
750,000 745,021
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
571,250 529,530
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
896,000 784,819
Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.57%, 11/20/2061
(TSFR1M + 81.4bps)
(a),(b)
332,294 331,970
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 442,363
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%,
9/20/2045
(a)
652,917 594,385
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 868,679
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%,
11/10/2028
(a)
1,000,000 928,859
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
564,916 531,623
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 457,223
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(a)
1,091,060 867,740
Westgate Resorts 2022-1 LLC, Series 2022-1A, Class A, 1.79%, 8/20/2036
(a)
626,344 610,746
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%,
4/15/2027
(a)
1,000,000 981,854
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027 2,000,000 1,932,929
Total Asset Backed Securities
(Cost $74,465,434) 72,832,597
U.S. GOVERNMENT & AGENCIES — 26.66%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 205,014 196,097
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 714,893 714,527
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042 785,407 774,248
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050 891,775 755,572
Fannie Mae, Pool #MA4354, 1.50%, 6/1/2051 1,648,500 1,248,489

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 $ 841,845 $ 704,507
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,589,493 1,325,616
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 542,747 452,599
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 837,210 698,129
Fannie Mae, Pool #MA4436, 1.50%, 10/1/2051 852,332 645,242
Fannie Mae, Pool #BU2591, 2.00%, 12/1/2051 1,273,520 1,012,211
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 873,605 754,695
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052 852,676 737,088
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052 411,098 355,123
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052 847,553 759,345
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,545,460 1,432,064
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052 1,327,024 1,145,634
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052 1,361,689 1,175,850
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 879,240 814,387
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052 2,190,907 2,028,875
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052 1,364,526 1,263,124
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,833,280 1,785,250
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 881,583 857,870
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 815,396 796,499
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053 913,757 888,966
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053 882,129 874,463
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053 1,842,952 1,792,665
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053 901,698 908,240
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054 1,897,755 1,880,251
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054 965,161 893,436
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054 901,123 907,293
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054 1,830,866 1,843,402
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054 893,740 912,737
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054 952,622 963,255
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054 978,898 930,713
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054 998,240 996,127
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054 984,292 994,597
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054 1,995,636 1,940,204
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 454,749
Federal Farm Credit Bank, 3.30%, 3/23/2032 1,000,000 918,363
Federal Farm Credit Bank, 6.49%, 11/15/2038 1,000,000 1,000,716
Federal Farm Credit Bank, 2.13%, 5/21/2040 2,000,000 1,393,834
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 668,388
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 337,124
Federal Farm Credit Banks Funding Corp, 5.72%, 10/28/2044 2,000,000 1,996,699
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039 1,000,000 998,242
Federal Farm Credit Banks Funding Corp., 6.36%, 5/2/2044 1,000,000 1,006,838
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 673,701
Federal Home Loan Banks, 6.00%, 4/23/2037 1,000,000 1,000,692
Federal Home Loan Banks, 5.00%, 10/21/2039 1,000,000 999,079
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,112,482
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 643,110 649,132
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 586,940 527,082

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac, Pool #RC2064, 1.50%, 6/1/2036 $ 722,169 $ 629,680
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 532,046 514,890
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 1,568,800 1,318,638
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 811,903 769,646
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 297,758 270,422
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 680,676 618,183
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 543,298 456,655
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 723,655 606,198
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051 796,768 689,228
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052 2,487,445 2,228,566
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052 874,359 832,071
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 1,744,446 1,698,251
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 886,781 863,114
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 881,634 875,111
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 912,552 888,008
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 1,829,996 1,694,002
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053 924,649 856,891
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 897,520 891,069
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053 885,164 877,341
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 931,261 906,570
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053 1,925,614 1,879,171
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053 914,192 869,335
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 912,272 887,592
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053 926,246 900,662
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053 2,083,048 2,108,151
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053 2,840,038 2,814,864
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054 1,484,736 1,498,537
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054 961,201 952,185
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054 959,641 966,062
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054 971,464 977,964
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054 993,929 984,605
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054 1,000,000 998,816
United States Treasury Note, 1.25%, 4/30/2028 5,000,000 4,532,324
Total U.S. Government & Agencies
(Cost $95,107,287) 91,751,313
COLLATERALIZED LOAN OBLIGATIONS — 4.94%
Apex Credit CLO Ltd., Series 2018-1A, Class B, MTN, 6.49%, 4/25/2031
(TSFR3M + 186.2bps)
(a),(b)
1,190,000 1,190,374
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 7.03%,
4/20/2034 (TSFR3M + 241.2bps)
(a),(b)
250,000 250,605
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 7.07%,
1/15/2035 (TSFR3M + 241.2bps)
(a),(b)
1,000,000 1,002,309
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 7.08%,
7/20/2034 (TSFR3M + 246.2bps)
(a),(b)
375,000 375,113

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 5.89%,
10/25/2034 (3MO LIBOR + 100.0bps)
(a),(b)
$ 583,333 $ 583,389
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR,
6.42%, 4/20/2035 (TSFR3M + 180.0bps)
(a)
1,000,000 1,002,531
Hildene TruPS Financials Note Secruitization, Series 2019-2A, Class A1,
7.14%, 5/22/2039 (3MO LIBOR + 176.0bps)
(a)
1,759,958 1,746,758
Hilton Grand Vacations Trust 2024-3, Series 3A, Class A, 4.98%, 8/27/2040
(a)
1,000,000 999,180
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 6.93%,
4/20/2034 (TSFR3M + 231.2bps)
(a),(b)
1,000,000 1,000,193
HPS Loan Management Ltd., Series 2010A-16, Class X, 5.78%, 4/20/2034
(TSFR3M + 116.2bps)
(a),(b)
333,333 333,331
Madison Park Funding LXVII Ltd, Series 67A, Class B, 7.22%, 4/25/2037
(TSFRM + 205.0bps)
(a)
1,000,000 1,008,606
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 7.12%,
10/15/2032 (TSFR3M + 246.2bps)
(a),(b)
1,000,000 1,002,284
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 6.81%,
7/17/2034 (TSFR3M + 216.2bps)
(a),(b)
1,000,000 1,002,051
Oaktree CLO 2019-3 Ltd, 5.94%, 1/20/2038 (TSFR3M + 138bps)
(a)
1,000,000 1,000,000
Palmer Square CLO Ltd., Series 2022-1A, Class C, 6.67%, 4/20/2035
(TSFR3M + 205.0bps)
(a),(b)
1,000,000 1,002,112
Rockford Tower CLO 2019-2 Ltd., Series 2A, Class CR2, 6.79%, 8/20/2032
(TSFR3M + 200bps)
(a)
1,000,000 1,001,908
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.47%,
4/15/2030 (TSFR3M + 181.2bps)
(a),(b)
1,000,000 1,000,679
Venture CLO Ltd., Series 2018-31A, Class C1, 6.83%, 4/20/2031 (TSFR3M
+ 221.2bps)
(a),(b)
1,000,000 1,000,327
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 7.27%, 10/15/2034
(TSFR3M + 261.2bps)
(a)
500,000 500,295
Total Collateralized Loan Obligations
(Cost $16,900,913) 17,002,045
Total Investments — 97.64%
(Cost $350,572,850) 336,064,546
Other Assets in Excess of Liabilities  —  2.36% 8,126,643
Net Assets — 100.00% $ 344,191,189
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2024 was $134,555,581, representing 39.09% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) In default

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
(d) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the Fund’s net assets.
MTN - Medium Term Note

Yorktown Small Cap Fund
Schedule of Investments
October 31, 2024 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 98.76%
Communications — 1.83%
Grab Holdings Ltd., Class A
(a)
52,000 $ 212,160
Gravity Co. Ltd. - ADR 5,100 324,411
536,571
Consumer Discretionary — 15.31%
Arcos Dorados Holdings, Inc., Class A 73,000 643,130
Arhaus Inc 13,750 116,600
Axon Enterprise, Inc.
(a)
775 328,212
Boot Barn Holdings, Inc.
(a)
1,700 211,735
Boyd Gaming Corp. 2,700 187,083
Cavco Industries, Inc.
(a)
800 327,836
Churchill Downs, Inc. 3,100 434,310
Dick's Sporting Goods, Inc. 2,240 438,480
DraftKings, Inc., Class A
(a)
9,960 351,787
FirstCash Holdings, Inc. 1,300 134,511
Green Brick Partners, Inc.
(a)
2,050 141,471
Group 1 Automotive, Inc. 440 160,301
SharkNinja, Inc. 3,500 322,735
Smith Douglas Homes Corp.
(a)
4,700 155,664
Sportradar Group AG
(a)
13,600 168,776
Texas Roadhouse, Inc. 1,900 363,128
4,485,759
Consumer Staples — 7.84%
BJ's Wholesale Club Holdings, Inc.
(a)
10,000 847,300
Chefs' Warehouse, Inc. (The)
(a)
7,050 281,436
Dole PLC 12,600 203,490
elf Beauty, Inc.
(a)
3,300 347,325
Performance Food Group Co.
(a)
2,250 182,812
Pilgrim's Pride Corp.
(a)
9,000 435,960
2,298,323
Energy — 6.79%
Murphy USA, Inc. 370 180,727
Northern Oil and Gas, Inc. 17,900 648,875
Permian Resources Corp., Class A 44,700 609,261
Range Resources Corp. 10,700 321,321
Weatherford International PLC 2,900 229,100
1,989,284
Financials — 10.82%
Brookfield Asset Management Ltd. 5,637 298,986
Freedom Holding Corp.
(a)
3,700 401,080
Goosehead Insurance Inc, Class A
(a)
5,050 549,945
Hamilton Lane, Inc., Class A 2,300 413,172
LPL Financial Holdings, Inc. 2,700 761,886
Merchants Bancorp 8,800 325,072
Robinhood Markets, Inc., Class A
(a)
17,900 420,471
3,170,612

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Shares Fair Value
Health Care — 11.04%
Amphastar Pharmaceuticals, Inc.
(a)
3,400 $ 171,802
Bio-Techne Corp. 3,600 265,500
Catalyst Pharmaceuticals, Inc.
(a)
20,250 441,450
Ensign Group, Inc. (The) 2,100 325,479
Haemonetics Corp.
(a)
4,000 284,640
Insmed, Inc.
(a)
10,970 738,062
Lantheus Holdings, Inc.
(a)
2,450 269,108
PACS Group, Inc.
(a)
11,400 486,552
RadNet, Inc.
(a)
3,900 253,656
3,236,249
Industrials — 22.19%
Aaon, Inc. 1,700 194,174
AeroVironment, Inc.
(a)
1,994 428,630
AZZ, Inc. 3,750 285,675
Badger Meter, Inc. 1,650 330,082
Cactus, Inc., Class A 6,050 358,704
Camtek Ltd. 2,200 175,032
Construction Partners Inc., Class A
(a)
4,800 377,904
CSW Industrials, Inc. 1,300 459,030
Frontline PLC 6,450 125,711
Herc Holdings Inc. 1,100 230,054
IES Holdings, Inc.
(a)
940 205,545
Installed Building Products, Inc. 1,330 288,477
Itron, Inc.
(a)
3,000 335,280
Mueller Industries, Inc. 11,690 958,229
Novanta, Inc.
(a)
2,300 391,552
nVent Electric PLC 4,100 305,737
RBC Bearings, Inc.
(a)
540 151,389
Regal Rexnord Corp. 975 162,377
Tetra Tech, Inc. 7,000 342,160
V2X Inc.
(a)
3,500 215,600
WESCO International, Inc. 950 182,372
6,503,714
Materials — 4.83%
CONSOL Energy Inc.
(a)
1,550 171,926
Graphic Packaging Holding Co. 10,450 295,317
Hawkins, Inc. 1,450 155,005
Simpson Manufacturing Co., Inc. 850 152,822
Tacnoglass, Inc. 2,800 191,884
UFP TECHNOLOGIES, INC,
(a)
790 210,930
United States Lime & Minerals Inc. 2,100 236,838
1,414,722
Real Estate — 2.18%
Matson, Inc. 4,130 639,696
Technology — 15.93%
Allegro Microsystems, Inc.
(a)
11,300 235,492
Amkor Technology, Inc. 8,250 209,962

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Shares Fair Value
Axcelis Technologies, Inc.
(a)
2,700 $ 230,337
Calix, Inc.
(a)
4,500 159,210
DoubleVerify Holdings, Inc.
(a)
7,900 134,695
Duolingo Inc
(a)
1,400 410,158
Lattice Semiconductor Corp.
(a)
6,500 329,290
Nova, Ltd.
(a)
1,800 333,540
Onto Innovation, Inc.
(a)
1,450 287,579
Paylocity Holdings Corp.
(a)
950 175,341
Rambus, Inc.
(a)
17,800 851,196
StoneCo Ltd., Class A
(a)
15,700 174,270
Super Micro Computer, Inc.
(a)
8,700 253,257
TaskUS, Inc., Class A
(a)
19,800 250,272
Verra Mobility Corp.
(a)
10,000 259,700
WNS Holdings Ltd.
(a)
3,800 182,362
ZoomInfo Technologies, Inc., Class A
(a)
17,300 191,165
4,667,826
Total Common Stocks
(Cost $21,334,698) 28,942,756
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
Sinovac Biotech Ltd.
(b)
74,893 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 98.76%
(Cost $21,334,698) 28,942,756
Other Assets in Excess of Liabilities  —  1.24% 362,563
Net Assets — 100.00% $ 29,305,319
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt

Yorktown Growth Fund
Schedule of Investments
October 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.70%
Communications — 1.66%
Naspers Ltd., Class N - ADR 9,200 $ 434,056
Seek Ltd., - ADR 9,800 319,970
Trade Desk, Inc. (The), Class A
(a)
5,700 685,197
1,439,223
Consumer Discretionary — 12.90%
Afya Ltd.
(a)
25,500 427,380
Aptiv PLC
(a)
4,300 244,369
Aspen Aerogels, Inc.
(a)
21,500 383,560
Axon Enterprise, Inc.
(a)
1,875 794,063
Champion Homes, Inc.
(a)
4,400 388,212
Compagnie Financiere Richemont SA - ADR 25,900 374,773
Copart, Inc.
(a)
9,400 483,818
D.R. Horton, Inc. 3,600 608,400
Dorman Products, Inc.
(a)
3,700 421,911
Evolution AB - ADR 5,100 481,644
Evolution AB 2,600 245,258
GMS, Inc.
(a)
3,100 278,659
Li Ning Co Ltd. - ADR
(a)
3,300 169,950
Life Time Group Holdings, Inc.
(a)
16,850 375,418
Lithia Motors, Inc., Class A 2,100 697,977
MasterBrand, Inc.
(a)
40,650 730,074
Modine Manufacturing Co.
(a)
4,150 488,745
MonotaRO Co. Ltd. - ADR 29,500 439,697
Patrick Industries, Inc. 3,700 466,126
PHINIA, Inc. 10,470 487,693
PulteGroup, Inc. 4,000 518,120
Sportradar Group AG
(a)
28,500 353,685
Taylor Morrison Home Corp.
(a)
7,400 506,900
Tractor Supply Co. 1,450 384,989
Visteon Corp.
(a)
5,000 451,250
11,202,671
Consumer Staples — 2.02%
Bunge Global SA 3,200 268,864
Casey's General Stores, Inc. 1,200 472,824
Performance Food Group Co.
(a)
5,630 457,437
Sprouts Farmers Market, Inc.
(a)
4,350 558,671
1,757,796
Energy — 1.38%
Ovintiv, Inc. 10,300 403,760
Texas Pacific Land Corp. 480 559,680
Transportadora de Gas del Sur S.A. - ADR
(a)
10,300 230,720
1,194,160
Financials — 10.58%
Blue Owl Capital, Inc. 16,900 377,884
Deutsche Boerse AG - ADR 31,000 719,510
Evercore Partners, Inc., Class A 2,375 627,404

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Shares Fair Value
FTAI Aviation Ltd. 5,800 $ 779,752
Hamilton Lane, Inc., Class A 3,300 592,812
Houlihan Lokey, Inc., Class A 3,850 665,164
Kinsale Capital Group, Inc. 1,300 556,543
KKR & Co., Inc. 7,200 995,328
LPL Financial Holdings, Inc. 2,990 843,718
Raymond James Financial, Inc. 6,450 956,019
Stifel Financial Corp. 4,900 507,738
Stock Yards Bancorp, Inc. 8,100 522,288
StoneX Group, Inc.
(a)
4,800 432,192
Tradeweb Markets, Inc., Class A 4,850 615,950
9,192,302
Health Care — 7.70%
Bruker Corp. 4,500 254,745
Catalyst Pharmaceuticals, Inc.
(a)
17,300 377,140
Charles River Laboratories International, Inc.
(a)
1,800 321,444
Ensign Group, Inc. (The) 3,050 472,719
Globus Medical, Inc., Class A
(a)
6,400 470,656
ICON PLC
(a)
2,450 544,170
IQVIA Holdings, Inc.
(a)
1,400 288,148
Medpace Holdings, Inc.
(a)
1,800 565,596
Neurocrine Biosciences, Inc.
(a)
2,850 342,770
Penumbra, Inc.
(a)
3,000 686,610
Repligen Corp.
(a)
2,150 288,680
Sonova Holding AG - ADR 6,780 495,347
STERIS PLC 1,300 288,405
Stevanato Group SpA 16,000 304,160
Straumann Holding AG - ADR
(a)
23,000 301,530
Tenet Healthcare Corp.
(a)
2,800 434,056
WillScot Mobile Mini Holdings Corp.
(a)
7,500 248,550
6,684,726
Industrials — 26.10%
Aaon, Inc. 4,500 513,990
API Group Corp.
(a)
10,100 344,814
Ashtead Group PLC - ADR 1,450 436,030
BWX Technologies, Inc. 4,700 572,225
Camtek Ltd. 5,200 413,712
Clean Harbors, Inc.
(a)
1,450 335,327
Comfort Systems USA, Inc. 3,900 1,525,056
Core & Main, Inc., Class A
(a)
13,300 588,924
Curtiss-Wright Corp. 1,400 482,944
Disco Corp. - ADR 23,050 658,769
DSV A/S - ADR 3,850 419,881
Expeditors International of Washington, Inc. 2,600 309,400
Federal Signal Corp. 4,850 395,614
Fluidra SA 15,600 419,439
Fluor Corp.
(a)
7,650 399,942
Franklin Electric Co., Inc. 6,000 574,260

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Shares Fair Value
Frontline PLC 13,400 $ 261,166
Generac Holdings, Inc.
(a)
3,100 513,205
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR 1,390 374,299
Herc Holdings Inc. 2,300 481,022
IES Holdings, Inc.
(a)
5,400 1,180,791
Ingersoll Rand, Inc. 9,700 931,200
Installed Building Products, Inc. 1,300 281,970
ITT, Inc. 3,300 462,396
Kirby Corp.
(a)
6,950 797,582
Korn/Ferry International 5,700 402,705
Kuehne & Nagel International AG - ADR 6,200 309,752
Landstar System, Inc. 2,250 395,483
Middleby Corp. (The)
(a)
3,300 428,010
Mueller Industries, Inc. 7,800 639,366
Prysmian SpA - ADR 15,000 525,900
Prysmian SpA 14,400 1,015,236
RBC Bearings, Inc.
(a)
1,000 280,350
Regal Rexnord Corp. 2,300 383,042
Rentokil Initial PLC - ADR 7,800 197,730
Rollins, Inc. 7,300 344,122
Saia, Inc.
(a)
1,840 899,042
SPX Technologies, Inc.
(a)
2,700 387,423
Techtronic Industries Co. Ltd. - ADR 5,700 413,706
Teledyne Technologies, Inc.
(a)
900 409,788
Tetra Tech, Inc. 7,250 354,380
TopBuild Corp.
(a)
1,300 459,394
WESCO International, Inc. 3,600 691,092
Woodward, Inc. 2,750 451,248
22,661,727
Materials — 9.61%
Advanced Drainage Systems, Inc. 3,100 464,628
Cabot Corp. 3,200 345,056
Eagle Materials, Inc. 4,415 1,260,306
Givaudan SA - ADR 5,100 483,939
Gold Fields Ltd. - ADR 22,750 374,920
IMCD N.V. - ADR
(a)
2,300 183,128
James Hardie Industries PLC - ADR
(a)
12,300 392,370
Kingspan Group PLC - ADR 4,650 405,387
Simpson Manufacturing Co., Inc. 1,900 341,601
Steel Dynamics, Inc. 3,550 463,275
Tenaris S.A. - ADR 11,300 371,544
Ternium S.A. - ADR 8,275 282,260
Trex Co., Inc.
(a)
8,300 588,055
UFP Industries, Inc. 6,300 770,742
UFP Technologies, Inc.
(a)
1,550 413,850
United States Lime & Minerals Inc. 4,125 465,217
West Fraser Timber Co. Ltd. 3,750 339,000

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Shares Fair Value
Westlake Chemical Corp. 3,050 $ 402,417
8,347,695
Real Estate — 1.43%
CBRE Group, Inc., Class A
(a)
3,500 458,395
FirstService Corp. 2,300 425,891
Hannon Armstrong Sustainable Infrastructure 10,200 356,898
1,241,184
Technology — 21.05%
Advantest Corp. - ADR 7,200 416,016
Agilysys, Inc.
(a)
1,350 135,054
Arista Networks, Inc.
(a)
2,450 946,778
ASM International NV - ADR 810 452,523
Bentley Systems, Inc., Class B 6,100 294,386
Capgemini SE - ADR 8,200 282,900
Cirrus Logic, Inc.
(a)
1,500 164,730
Clearwater Analytics Holdings, Inc., Class A
(a)
5,500 143,605
CyberArk Software Ltd.
(a)
3,100 857,212
Datadog, Inc., Class A
(a)
4,000 501,760
Descartes Systems Group, Inc. (The)
(a)
8,200 852,226
Digi International, Inc.
(a)
13,700 396,889
DigitalOcean Holdings, Inc.
(a)
8,550 338,409
Dlocal Ltd., Class A
(a)
41,500 363,125
Doximity, Inc., Class A
(a)
7,200 300,528
Dynatrace, Inc.
(a)
10,600 570,280
ExlService Holdings, Inc.
(a)
12,100 504,207
Fabrinet
(a)
3,800 915,686
Fortinet, Inc.
(a)
4,950 389,367
Globant S.A.
(a)
3,840 805,978
Jack Henry & Associates, Inc. 2,850 518,500
KLA Corp. 890 592,945
Lasertec Corp. 2,100 324,452
Logitech International S.A. 7,500 612,750
MKS Instruments, Inc. 3,500 347,655
Monolithic Power Systems, Inc. 650 493,545
Paycom Software, Inc. 2,100 438,963
Paylocity Holdings Corp.
(a)
3,300 609,081
PTC, Inc.
(a)
2,800 518,924
Qualys, Inc.
(a)
4,700 560,428
SPS Commerce, Inc.
(a)
4,330 714,450
Super Micro Computer, Inc.
(a)
11,250 327,488
SYNNEX Corp. 2,700 311,445
TDK Corp. - ADR 37,500 439,125
Tokyo Electron Ltd. - ADR 6,600 491,502
Tyler Technologies, Inc.
(a)
1,650 999,223
Veeva Systems, Inc., Class A
(a)
1,650 344,570
18,276,705
Utilities — 1.27%
Pampa Energia SA - ADR
(a)
7,200 481,896

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Shares Fair Value
SSE PLC - ADR 14,400 $ 326,851
Veolia Environnement SA - ADR 19,000 301,720
1,110,467
Total Common Stocks
(Cost $54,999,003) 83,108,656
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.
(b)
1,550 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 95.70%
(Cost $54,999,003) 83,108,656
Other Assets in Excess of Liabilities  —  4.30% 3,735,201
Net Assets — 100.00% $ 86,843,857
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt

Yorktown Short Term Bond Fund
Schedule of Investments
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 40.19%
Communications — 1.35%
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(a)
$ 1,000,000 $ 953,085
Verizon Communications, Inc., 6.48%, 5/15/2025 (TSFR3M + 136.1bps)
(b)
2,000,000 2,007,768
2,960,853
Consumer Discretionary — 4.51%
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026 1,000,000 995,823
General Motors Financial Co., Inc., 3.80%, 4/7/2025 1,000,000 995,103
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 958,475
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 947,856
Hyundai Capital America, 4.55%, 9/26/2029
(a)
1,000,000 975,914
McDonald's Corp., 4.80%, 8/14/2028 1,000,000 1,006,416
McDonald's Corp., MTN, 5.00%, 5/17/2029 2,000,000 2,026,143
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(a)
2,000,000 1,962,623
9,868,353
Consumer Staples — 1.03%
JBS USA LUX SA, 5.13%, 2/1/2028 1,000,000 997,857
JDE Peet's NV, 1.38%, 1/15/2027
(a)
250,000 231,577
Tyson Foods, Inc., 5.40%, 3/15/2029 1,000,000 1,017,478
2,246,912
Financials — 17.12%
AerCap Ireland Capital, 3.50%, 1/15/2025 1,000,000 996,511
Air Lease Corp., 1.88%, 8/15/2026 500,000 475,385
Antares Holdings LP, 3.95%, 7/15/2026
(a)
1,500,000 1,449,091
Aviation Capital Group LLC, 1.95%, 1/30/2026
(a)
1,000,000 960,777
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(a)
2,000,000 1,918,849
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 987,520
Banco Santander SA, 5.15%, 8/18/2025 1,000,000 1,001,843
Citigroup, Inc., 5.58%, 6/9/2027 (SOFR + 77.0bps) 1,000,000 1,001,262
CNO Global Funding, 1.75%, 10/7/2026
(a)
500,000 470,426
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(a)
1,000,000 978,106
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(a)
500,000 478,777
Equitable Financial Life Global Funding, 1.70%, 11/12/2026
(a)
1,000,000 942,954
GA Global Funding Trust, 1.63%, 1/15/2026
(a)
1,000,000 961,073
Goldman Sachs Group, Inc. (The), 5.62%, 3/9/2027 (SOFR + 81.0bps) 1,000,000 1,003,095
Goldman Sachs Group, Inc. (The), 5.73%, 10/21/2027 (SOFR + 92.0bps) 2,000,000 2,005,364
HSBC Holdings PLC, 4.25%, 8/18/2025 1,000,000 992,691
HSBC Holdings PLC, 6.59%, 9/12/2026 (TSFR3M + 164.1bps) 1,500,000 1,513,137
ING Groep NV, 5.82%, 4/1/2027 (SOFR + 101.0bps) 2,000,000 2,009,517
Jackson National Life Global Funding, 4.60%, 10/1/2029
(a)
1,000,000 979,863
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)
(b)
1,000,000 995,157
JPMorgan Chase & Co., 5.70%, 4/22/2027 (SOFR + 88.5bps) 2,000,000 2,012,738
JPMorgan Chase & Co., 5.99%, 2/24/2028 (SOFR + 118.0bps) 1,000,000 1,010,082
JPMorgan Chase Bank NA, 5.11%, 12/8/2026 1,000,000 1,011,879
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(a)
250,000 248,395
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(a)
1,000,000 942,129
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 977,080
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 946,712

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Nordea Bank Abp, MTN, 1.50%, 9/30/2026
(a)
$ 1,000,000 $ 942,877
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(a)
500,000 471,052
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(a)
1,000,000 941,793
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(a)
500,000 470,109
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(a)
1,000,000 945,157
Societe Generale SA, 4.25%, 4/14/2025
(a)
3,000,000 2,980,480
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a),(b)
1,000,000 946,658
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 489,311
37,457,850
Health Care — 0.65%
Highmark, Inc., 1.45%, 5/10/2026
(a)
500,000 472,933
McKesson Corp., Class B, 1.30%, 8/15/2026 1,000,000 945,397
1,418,330
Industrials — 5.59%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
973,459 966,513
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(a)
412,698 400,676
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(a)
177,588 177,390
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,529,886 1,484,525
Ashtead Capital, Inc., 1.50%, 8/12/2026
(a)
1,000,000 942,211
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 966,223
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(a)
1,000,000 963,002
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(a)
1,000,000 950,532
Stanley Black & Decker, Inc., 2.30%, 2/24/2025 1,000,000 990,772
Triton Container International Ltd., 2.05%, 4/15/2026
(a)
1,000,000 954,110
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 399,863 396,568
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 630,641 582,522
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
4/15/2029 454,933 465,596
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,045,058 1,029,610
Vontier Corp., 1.80%, 4/1/2026 1,000,000 955,379
12,225,629
Materials — 2.81%
Berry Global, Inc., 1.57%, 1/15/2026 1,000,000 960,187
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,865,396
Graphic Packaging International LLC, 1.51%, 4/15/2026
(a)
1,000,000 945,921
Sealed Air Corp., 1.57%, 10/15/2026
(a)
1,000,000 934,531
Sherwin-Williams Co. (The), 4.55%, 3/2/2028 500,000 498,899
Silgan Holdings, Inc., 1.40%, 4/1/2026
(a)
1,000,000 947,376
6,152,310
Real Estate — 0.22%
American Tower Corp., 1.60%, 4/15/2026 500,000 477,740
Technology — 4.04%
Arrow Electronic, Inc., 4.00%, 4/1/2025 1,000,000 995,332
DXC Technology Co., 1.80%, 9/15/2026 500,000 470,441
Global Payments, Inc., 1.20%, 3/1/2026 1,000,000 954,279

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029 $ 1,000,000 $ 981,348
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 954,060
Juniper Networks, Inc., 1.20%, 12/10/2025 1,000,000 959,757
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,205,000 1,141,673
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 954,408
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 951,204
Wipro IT Services LLC, 1.50%, 6/23/2026
(a)
500,000 473,368
8,835,870
Utilities — 2.87%
AES Corp. (The), 1.38%, 1/15/2026 1,000,000 957,972
Ameren Corp., 1.95%, 3/15/2027 500,000 469,552
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 986,293
Edison International, 4.70%, 8/15/2025 500,000 498,739
Enel Finance International NV, 1.38%, 7/12/2026
(a)
1,000,000 948,510
Eversource Energy, 1.40%, 8/15/2026 500,000 471,497
Liberty Utilities Co., 5.58%, 1/31/2029
(a)
1,000,000 1,011,556
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 941,169
6,285,288
Total Corporate Bonds and Notes
(Cost $90,134,767) 87,929,135
ASSET BACKED SECURITIES — 17.72%
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025
(a)
64,438 63,961
American Credit Acceptance Receivables Trust, Series 2021-3, Class D,
1.34%, 11/15/2027
(a)
1,263,902 1,250,885
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2,
5.38%, 1/21/2031
(a)
459,191 463,071
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(a)
232,887 226,407
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035
(a)
224,839 226,573
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 1,000,000 996,076
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 1,625,000 1,599,798
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 982,377
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 724,481
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028 500,000 482,047
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 961,527
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%,
12/11/2028
(a)
1,298,735 1,282,276
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 1,024,446
CCG Receivables Trust 2024-1, Series 2024-1, Class C, 5.22%, 3/15/2032
(a)
1,000,000 994,449
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(a)
1,170,806 1,070,139
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 111,333 102,357
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047
(a)
771,467 694,861
Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/2029
(a)
12,739 12,775
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029
(a)
523,000 530,033

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Dllad 2024-1 LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M
+ 181.2bps)
(a)
$ 1,000,000 $ 1,017,024
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(a)
2,000,000 1,946,302
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027
(a)
1,000,000 985,182
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 206,872 204,761
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 1,020,000 1,038,268
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(a)
500,000 492,448
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
2,000,000 1,921,893
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(a)
1,500,000 1,482,069
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
700,390 633,450
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040
(a)
554,698 521,625
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%,
10/15/2027
(a)
1,500,000 1,460,801
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(a)
26,459 24,126
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(a)
59,968 54,300
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(a)
170,995 138,972
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%,
5/17/2032
(a)
1,000,000 1,008,972
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(a)
27,812 25,483
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(a)
391,632 393,672
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031
(a)
500,000 505,587
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(a)
417,992 380,407
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(a)
419,857 383,606
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%,
1/15/2030
(a)
1,000,000 1,014,567
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048
(a)
650,000 517,071
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a)
15,669 15,506
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 6.58%,
2/14/2031 (TSFR3M + 146.2bps)
(a),(b)
1,000,000 1,001,331
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029
(a)
659,654 668,172
Post Road Equipment Finance 2024-1 LLC, Series 2024-1A, Class A2,
MTN, 5.59%, 11/15/2029
(a)
242,769 244,756
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 5.50%,
6/15/2039 (TSFR3M + 55.2bps)
(b)
81,140 78,960
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(a)
2,705 2,687
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(a)
16,714 16,520
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
749,480 694,744
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(a)
1,354,261 1,287,652

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%,
3/15/2027
(a)
$ 204,409 $ 202,874
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(a)
700,625 619,648
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(a)
685,000 656,825
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(a)
698,629 662,694
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(a)
865,813 784,544
Verdant Receivables 2024-1 LLC, Series 2024-1A, Class A2, 5.68%,
12/12/2031
(a)
1,000,000 1,015,613
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%,
3/15/2027
(a)
1,000,000 988,015
Total Asset Backed Securities
(Cost $39,896,334) 38,779,666
U.S. GOVERNMENT & AGENCIES — 36.64%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 665,312 654,817
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 837,666 798,698
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 208,665 194,245
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035 830,327 745,676
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 718,703 695,528
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 714,893 714,527
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 685,301 595,884
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 748,224 631,288
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043 814,565 799,450
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043 814,595 805,030
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 834,330 786,921
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 714,616 593,340
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 621,674 520,784
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 780,758 647,543
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 715,691 555,184
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,475,579 1,184,300
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 736,988 571,702
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 649,949 565,904
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 686,560 576,939
Fannie Mae, Pool #MA4489, 2.00%, 11/1/2051 873,302 673,104
Fannie Mae, Pool #FS0353, 2.00%, 1/1/2052 1,087,581 864,425
Fannie Mae, Pool #CB3372, 3.50%, 4/1/2052 906,093 811,793
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,601,513 1,484,004
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 865,941 824,060
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 879,240 814,387
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053 1,112,900 1,107,640
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 881,583 857,870
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 1,727,079 1,712,692
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053 933,770 864,475
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053 931,496 924,069
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053 1,847,467 1,830,448
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053 935,771 942,177

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054 $ 983,544 $ 993,404
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054 1,946,943 1,959,970
Federal Farm Credit Bank, 2.63%, 7/25/2029 1,000,000 927,605
Federal Farm Credit Banks Funding Corp, 5.44%, 8/21/2034 1,000,000 999,906
Federal Farm Credit Banks Funding Corp, 5.60%, 8/5/2039 1,000,000 1,004,039
Federal Farm Credit Banks Funding Corp, 5.72%, 10/28/2044 1,000,000 998,349
Federal Farm Credit Banks Funding Corp., 6.04%, 3/21/2039 1,000,000 1,000,250
Federal Farm Credit Banks Funding Corp., 6.22%, 4/25/2039 1,000,000 1,005,881
Federal Farm Credit Banks Funding Corp., 6.25%, 5/6/2039 1,000,000 1,008,203
Federal Farm Credit Banks Funding Corp., 6.05%, 6/27/2044 2,000,000 2,013,768
Federal Farm Credit Banks Funding Corp., 6.03%, 8/1/2044 1,000,000 1,000,346
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044 2,000,000 1,998,316
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049 1,000,000 999,287
Federal Home Loan Banks, 5.93%, 11/27/2030 1,000,000 1,000,115
Federal Home Loan Banks, 6.00%, 4/23/2037 1,000,000 1,000,692
Federal Home Loan Banks, 5.97%, 2/28/2039 2,000,000 2,001,359
Federal Home Loan Banks, 6.25%, 5/2/2039 1,000,000 1,005,712
Federal Home Loan Banks, 5.00%, 10/21/2039 1,000,000 999,079
Federal Home Loan Banks, 5.00%, 10/28/2039 1,000,000 999,259
Federal Home Loan Banks, 6.30%, 4/25/2044 2,000,000 2,015,064
Federal Home Loan Banks, 6.15%, 6/17/2044 1,000,000 1,005,525
Federal Home Loan Banks, 6.23%, 7/22/2044 1,500,000 1,514,510
Federal Home Loan Banks, 5.05%, 10/25/2044 1,000,000 999,907
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 1,546,264 1,519,779
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 913,688 766,592
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 725,510 562,593
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,602,143 1,181,063
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052 881,375 793,557
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 956,257 886,530
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 831,667 791,034
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052 907,779 864,009
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 802,797 782,052
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053 916,970 871,976
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 911,069 904,493
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053 976,325 952,626
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053 1,867,128 1,817,335
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 897,520 891,069
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053 902,268 881,358
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053 915,634 890,721
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053 952,869 882,058
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053 1,810,767 1,823,164
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054 925,844 917,304
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054 918,258 924,545
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054 955,854 946,888
United States Treasury Note, 1.25%, 4/30/2028 5,000,000 4,532,324
Total U.S. Government & Agencies
(Cost $82,952,781) 80,182,520

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 5.26%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 6.58%, 5/15/2030
(TSFR3M + 146.2bps)
(a),(b)
$ 1,000,000 $ 999,988
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 6.32%,
1/15/2035 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 1,002,179
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR,
6.07%, 1/15/2031 (TSFR3M + 141.2bps)
(a),(b)
825,000 825,246
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.03%, 1/25/2035
(TSFR3M + 140.2bps)
(a),(b)
1,000,000 1,002,376
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
6.18%, 4/20/2030 (TSFR3M + 156.2bps)
(a),(b)
1,000,000 1,001,834
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.08%, 10/20/2034
(TSFR3M + 146.2bps)
(a),(b)
1,000,000 1,002,551
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 6.32%,
10/15/2032 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 1,000,481
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 6.31%,
4/15/2035 (TSFR3M + 165.0bps)
(a),(b)
1,000,000 1,000,271
Oaktree CLO 2019-3 Ltd, 5.94%, 1/20/2038 TSFR3M + 138bps)
(a),(b)
1,000,000 1,000,000
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 6.08%, 10/20/2034
(TSFR3M + 146.2bps)
(a)
1,000,000 1,000,000
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.47%,
4/15/2030 (TSFR3M + 181.2bps)
(a),(b)
1,000,000 1,000,679
Voya CLO Ltd., Series 2020-3A, Class AR, 6.03%, 10/20/2034 (TSFR3M +
141.2bps)
(a),(b)
675,000 676,484
Total Collateralized Loan Obligations
(Cost $11,489,318) 11,512,089
Total Investments — 99.81%
(Cost $224,473,200) 218,403,410
Other Assets in Excess of Liabilities  —  0.19% 407,528
Net Assets — 100.00% $ 218,810,938
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2024 was $75,337,051, representing 34.43% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
MTN - Medium Term Note